Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other income and other expenses [abstract]
Summary of Other Income
Details of other income for the years ended December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Gain from equity method	—	—	(171,147)
Income from disposal of tangible assets	4,682	—	7,202
Reversal of allowance for bad debts	136,111	—	753,200
Miscellaneous income (*)	57,158	5,197,964	—
Dividend income	827	1,839	—

Total	198,778	5,199,803	589,255

(*)	The amount for the year ended 2022 includes USD 5,144,961 of recognition of gain from goods returned from previous year’s sales.

Summary of Other Expenses
Details of other expenses for the years ended December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022	For the year ended 2021
Impairment loss from tangible Assets	19,004	—	—
Impairment loss from Intangible Assets	4,070,331	3,902,589	564,563
Loss from disposal of tangible assets	—	3,246,343	1,518,115
Loss from disposal of intangible assets	1,912	—	—
Loss from disposal of investment in subsidiaries	—	—	13,318,419
Impairment loss from equity method investment	2,683,019	—	—
Loss from equity method investment	—	535,268	—
Loss from inventory impairment	214,378	5,645,992	8,415,311
Miscellaneous loss	440,332	1,364,824	5,267,980
Nasdaq Listing Expense	26,884,034	—	—
Reverse Acquisition Expense	18,736,326	—	—
Other allowance for other receivables and prepayments	4,865,907	436,674	10,127,381
Donation	37,508	37,926	—

Total	57,952,751	15,169,616	39,211,769